================================================================================

                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                 ----------------------------------------------
            ON THE FORM 13F FILED ON NOVEMBER 15, 2000 PURSUANT TO A
            --------------------------------------------------------
                   REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
                   ------------------------------------------
                WHICH THAT REQUEST WAS DENIED ON JANUARY 19, 2001
                -------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------

Check here if Amendment [X]; Amendment Number: 1
                                               -
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenway Partners, L.P.
         --------------------------------------------
Address: 277 Park Avenue
         --------------------------------------------
         27th Floor
         --------------------------------------------
         New York, New York 10172
         --------------------------------------------

Form 13F File Number:  28-4712
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary K. Duberstein
                  -----------------------------------------------------
Title:            Managing Director
                  -----------------------------------------------------
Phone:            (212) 350-5100
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein            New York, New York          January 24, 2001
---------------------------    ------------------------       -----------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------

Form 13F Information Table Entry Total:                3
                                            ---------------------------

Form 13F Information Table Value Total:              $8,179
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:

                                      NONE

                                    FORM 13F


Page 1 of 1         Name of Reporting Manager:  Greenway Partners, LP
                                                ---------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Item 6: Investment Discretion
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                 Item 2:     Item 3:         Item 4: Fair      Item 5:  Shares or                (b)            (c)
Name of Issuer          Title of    CUSIP           Market Value      Principal Amount                  Shared- As     Shared- Other
                        Class       Number                                                (a) Sole      Defined in
                                                                                                        Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.         COM         117043109       5,920,000         238,000             238,000
------------------------------------------------------------------------------------------------------------------------------------
Heilig-Meyers Co.       COM         422893107       1,937,000         407,700             407,700
------------------------------------------------------------------------------------------------------------------------------------
Sports Authority        COM         849176102       322,000           101,000             101,000
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                8,179,000
------------------------------------------------------------------------------------------------------------------------------------


** TABLE CONTINUED **


--------------------------------------------------------------------------------
                                       Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------------
Item 1:                   Item 7:
Name of Issuer            Manag-
                          ers  See     (a) Sole       (b) Shared    (c) None
                          Instr. V
--------------------------------------------------------------------------------
Brunswick Corp.                        238,000
--------------------------------------------------------------------------------
Heilig-Meyers Co.                      407,700
--------------------------------------------------------------------------------
Sports Authority                       101,000
--------------------------------------------------------------------------------
COLUMN TOTALS (Page)
--------------------------------------------------------------------------------
